CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS — 85.1%
U.S. TREASURY BILLS OBLIGATIONS — 69.6%
United States Treasury Bill	0.051%	07/15/21	$20,000	$19,999,878
United States Treasury Bill	0.020%	08/12/21	20,000	19,999,650
United States Treasury Bill	0.016%	09/02/21	20,000	19,999,618
United States Treasury Bill	0.015%	10/14/21	20,000	19,999,062
United States Treasury Bill	0.015%	11/12/21	18,500	18,498,736
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $98,494,762)				98,496,944
			NUMBER OF SHARES (000's)
MONEY MARKET DEPOSIT ACCOUNT — 15.5%
U.S. Bank Money Market Deposit Account, 0.01%(a)			21,933	21,933,427
TOTAL MONEY MARKET DEPOSIT ACCOUNT INVESTMENTS				21,933,427
(Cost $21,993,427)

TOTAL SHORT-TERM INVESTMENTS
(Cost $120,428,189)				120,430,371
TOTAL INVESTMENTS —85.1%
(Cost $120,428,189)				120,430,371

OTHER ASSETS IN EXCESS OF LIABILITIES — 14.9%				21,081,914
NET ASSETS — 100.0%				$141,512,285

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a) - The rate shown is as of May 31, 2021.

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

Futures contracts outstanding as of May 31, 2021 were as follows:

				VALUE AND
				UNREALIZED
LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	APPRECIATION/ (DEPRECIATION)
90-DAY Bank Bill	Jun-22	27	$20,806,481	$(83)
90-Day Euro	Sep-22	293	73,052,225	2,152
90-Day Sterling	Jun-22	2	353,846	(3)
Amsterdam Index	Jun-21	41	7,126,652	28,137
Australian 3-Year Bond	Jun-21	234	21,154,946	(5,311)
Bank Acceptance	Sep-22	164	33,655,602	1,671
Brent Crude	Sep-21	87	5,945,580	48,520
CAC40 10 Euro	Jun-21	60	4,735,013	13,217
Cattle Feeder Futures	Aug-21	21	1,589,175	(9,224)
Cocoa	Jul-21	73	1,760,760	3,580
Coffee	Jul-21	2	121,763	8,844
Corn	Jul-21	104	3,415,100	83,364
DAX Index	Jun-21	3	1,418,711	(8,908)
DJIA Mini E-CBOT	Jun-21	24	4,141,560	74,470
Euro Stoxx 50	Jun-21	106	5,255,792	6,106
Euro-Bobl	Jun-21	13	2,136,018	(394)
Euro-Bund	Jun-21	179	37,094,849	48,578
FTSE 100 Index	Jun-21	14	1,395,430	(1,650)
FTSE/JSE TOP 40	Jun-21	18	803,579	12,772
FTSE/MIB Index	Jun-21	8	1,227,647	37,818
Gold 100 Oz	Aug-21	35	6,668,550	86,285
Hang Seng Index	Jun-21	45	8,403,471	16,467
IBEX 35 Index	Jun-21	24	2,691,732	13,664
London Metals Exchange Aluminum	Jun-21	231	14,245,539	842,919
London Metals Exchange Aluminum	Sep-21	59	3,668,694	86,763
London Metals Exchange Copper	Jun-21	185	47,409,719	5,228,307
London Metals Exchange Copper	Sep-21	42	10,776,938	84,012
London Metals Exchange Nickel	Jun-21	156	16,925,688	1,054,488
London Metals Exchange Nickel	Sep-21	63	6,849,549	50,532
London Metals Exchange Zinc	Jun-21	289	21,996,874	1,501,703
London Metals Exchange Zinc	Sep-21	74	5,668,864	89,366
Long Gilt	Sep-21	59	10,654,580	4,862
Low Sulphur Gasoil G Futures	Jul-21	15	850,875	1,499
MSCI Singapore Exchange ETS	Jun-21	96	2,624,121	21,973
Nasdaq 100 E-Mini	Jun-21	1	273,730	(877)
Nikkie 225 (Osaka Securities Exchange)	Jun-21	39	10,339,873	216,232
NY Harbor Ultra-Low Sulfur Diesel	Jul-21	40	3,424,344	8,996
Platinum	Jul-21	11	650,320	(14,197)
Russell 2000 E-Mini	Jun-21	11	1,247,730	19,982
S&P 500 E-Mini	Jun-21	10	2,101,200	9,854
S&P Mid 400 E-Mini	Jun-21	11	2,999,370	16,317
S&P/TSX 60 Index	Jun-21	45	8,849,137	(2,283)
SGX Nifty 50	Jun-21	37	1,146,445	18,463
Silver	Jul-21	6	840,420	3,430
Soybean	Jul-21	18	1,377,450	6,098
Soybean Oil	Jul-21	102	4,026,348	520,459
SPI 200 Index	Jun-21	51	7,052,263	116,973
Sugar No. 11 (World)	Jul-21	155	3,013,696	128,455
Topix Index	Jun-21	11	1,950,926	(14,319)
U.S. Treasury 10-Year Notes	Sep-21	172	22,693,250	10,916
U.S. Treasury 2-Year Notes	Sep-21	745	164,447,110	55,235
U.S. Treasury 5-Year Notes	Sep-21	72	8,917,313	(566)
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-21	13	2,034,906	(54)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-21	5	926,250	1,054
Wheat	Jul-21	18	597,150	3,173
WTI Crude	Jul-21	66	4,377,120	13,010
				$10,542,847

				VALUE AND
				UNREALIZED
SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor	Jun-22	187	$(57,297,312)	$(3,141)
Australian 10-Year Bond	Jun-21	43	(4,646,562)	9,974
Canadian 10-Year Bond	Sep-21	104	(12,418,360)	7,894
Copper	Jul-21	3	(350,812)	805
Cotton No.2	Jul-21	38	(1,560,280)	82,660
Euro BUXL 30-Year Bond Futures	Jun-21	8	(1,960,685)	(2,278)
Euro-BTP	Jun-21	7	(1,257,719)	(18,825)
Euro-Oat	Jun-21	13	(2,543,120)	(22,869)
Euro-Schatz	Jun-21	625	(85,395,987)	27,647
Gasoline RBOB	Jul-21	10	(897,498)	820
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-21	32	(44,118,541)	(26,625)
Kansas City Hard Red Winter Wheat	Jul-21	4	(122,650)	539
Live Cattle	Aug-21	40	(1,897,600)	20,112
London Metals Exchange Aluminum	Jun-21	231	(14,245,539)	(1,032,107)
London Metals Exchange Aluminum	Sep-21	85	(5,285,406)	(15,396)
London Metals Exchange Copper	Jun-21	185	(47,409,719)	(5,050,075)
London Metals Exchange Copper	Sep-21	45	(11,546,719)	27,509
London Metals Exchange Nickel	Jun-21	156	(16,925,688)	(491,765)
London Metals Exchange Nickel	Sep-21	10	(1,087,230)	(29,596)
London Metals Exchange Zinc	Jun-21	289	(21,996,874)	(1,409,000)
London Metals Exchange Zinc	Sep-21	50	(3,830,312)	(144,225)
Natural Gas	Jul-21	35	(1,045,100)	(15,665)
OMX Stockholm 30 Index	Jun-21	16	(435,445)	70
Soybean Meal	Jul-21	17	(672,350)	(1,609)
				$(8,085,146)
Total Futures Contracts				$2,457,701

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2021 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	168,500,000	USD	130,430,736	Jun 16 2021	UBS	$(523,472)
BRL	59,800,000	USD	10,671,295	Jun 16 2021	UBS	782,683
CAD	244,650,000	USD	196,229,710	Jun 16 2021	UBS	6,281,166
CHF	14,750,000	USD	16,242,672	Jun 16 2021	UBS	163,340
CLP	7,290,000,000	USD	10,226,106	Jun 16 2021	UBS	(165,989)
CNH	18,700,000	USD	2,864,468	Jun 16 2021	UBS	72,234
COP	51,990,000,000	USD	14,072,670	Jun 16 2021	UBS	(68,648)
CZK	348,400,000	USD	16,087,841	Jun 16 2021	UBS	598,238
EUR	120,000,000	USD	144,233,940	Jun 16 2021	UBS	2,153,590
GBP	136,550,000	USD	190,458,217	Jun 16 2021	UBS	3,330,894
HUF	5,523,000,000	USD	18,848,579	Jun 16 2021	UBS	487,137
IDR	127,050,000,000	USD	8,735,328	Jun 16 2021	UBS	144,452
INR	1,893,000,000	USD	25,596,671	Jun 16 2021	UBS	459,101
JPY	14,497,500,000	USD	132,632,630	Jun 16 2021	UBS	(619,957)
KRW	3,600,000,000	USD	3,222,419	Jun 16 2021	UBS	5,591
MXN	888,000,000	USD	43,680,946	Jun 16 2021	UBS	802,344
NOK	227,850,000	USD	27,190,398	Jun 16 2021	UBS	55,712
NZD	170,900,000	USD	122,635,960	Jun 16 2021	UBS	1,159,104
PHP	526,500,000	USD	10,842,391	Jun 16 2021	UBS	167,376
PLN	80,250,000	USD	21,369,178	Jun 16 2021	UBS	461,046
RUB	404,000,000	USD	5,412,856	Jun 16 2021	UBS	90,706
SEK	199,350,000	USD	23,490,803	Jun 16 2021	UBS	518,899
SGD	27,132,000	USD	20,229,235	Jun 16 2021	UBS	285,497
TWD	172,800,000	USD	6,193,733	Jun 16 2021	UBS	35,810
USD	144,000,562	AUD	185,800,000	Jun 16 2021	UBS	755,639
USD	4,802,710	BRL	26,300,000	Jun 16 2021	UBS	(234,742)
USD	153,429,808	CAD	190,950,000	Jun 16 2021	UBS	(4,630,490)
USD	18,869,247	CHF	17,300,000	Jun 16 2021	UBS	(373,059)
USD	12,566,403	CLP	9,010,000,000	Jun 16 2021	UBS	132,706
USD	5,035,826	CNH	33,000,000	Jun 16 2021	UBS	(146,589)
USD	15,584,029	COP	57,510,000,000	Jun 16 2021	UBS	93,140
USD	10,283,074	CZK	222,000,000	Jun 16 2021	UBS	(349,273)
USD	128,587,960	EUR	107,050,000	Jun 16 2021	UBS	(2,001,916)
USD	160,218,723	GBP	115,450,000	Jun 16 2021	UBS	(3,625,677)
USD	12,004,668	HUF	3,648,000,000	Jun 16 2021	UBS	(766,778)
USD	4,842,977	IDR	70,700,000,000	Jun 16 2021	UBS	(98,388)
USD	12,543,411	INR	945,000,000	Jun 16 2021	UBS	(463,829)
USD	153,997,783	JPY	16,714,500,000	Jun 16 2021	UBS	1,797,347
USD	6,938,197	KRW	7,815,000,000	Jun 16 2021	UBS	(69,274)
USD	32,185,703	MXN	656,400,000	Jun 16 2021	UBS	(695,864)
USD	20,601,539	NOK	174,000,000	Jun 16 2021	UBS	(205,233)
USD	144,252,036	NZD	200,750,000	Jun 16 2021	UBS	(1,165,513)
USD	9,889,358	PHP	481,500,000	Jun 16 2021	UBS	(179,403)
USD	12,630,756	PLN	48,075,000	Jun 16 2021	UBS	(446,976)
USD	1,992,152	RUB	152,000,000	Jun 16 2021	UBS	(78,495)
USD	31,883,155	SEK	269,100,000	Jun 16 2021	UBS	(527,233)
USD	28,844,106	SGD	38,505,000	Jun 16 2021	UBS	(269,846)
USD	19,489,888	TWD	538,650,000	Jun 16 2021	UBS	71,233
USD	20,294,145	ZAR	296,200,000	Jun 17 2021	UBS	(1,141,950)
ZAR	422,600,000	USD	28,790,973	Jun 17 2021	UBS	1,792,733
Total Forward Foreign Currency Contracts						$3,849,124

AUD	Australian Dollar		JPY	Japanese Yen
BRL	Brazilian Real		KRW	South Korean Won
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		PHP	Philippine Peso
COP	Columbian Peso		PLN	Polish Zloty
CZK	Czech Koruna		RUB	Russian Ruble
EUR	Euro		SEK	Swedish Krona
GBP	British Pound		SGD	Singapore Dollar
HUF	Hungarian Forint		TWD	Taiwan New Dollar
IDR	Indonesian Rupiah		UBS	Union Bank of Switzerland
INR	Indian Rupee		USD	United States Dollar
			ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL SYSTEMATIC MACRO FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Systematic Macro Program will be achieved by the Campbell Systematic Macro  Fund ("the Fund") investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $13,682,842, which represented 9.67% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$120,430,371	$120,430,371	$-	$-
Commodity Contracts
Futures Contracts	9,986,248	9,986,248	-	-
Equity Contracts
Futures Contracts	622,515	622,515	-	-
Interest Rate Contracts
Futures Contracts	169,984	169,984	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	22,697,718	-	22,697,718	-
Total Assets	$153,906,836	$131,209,118	$22,697,718	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(8,212,860)	$(8,212,860)	$-	$-
Equity Contracts
Futures Contracts	(28,037)	(28,037)	-	-
Interest Rate Contracts
Futures Contracts	(80,149)	(80,149)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(18,848,594)	-	(18,848,594)	-
Total Liabilities	$(27,169,640)	$(8,321,046)	$(18,848,594)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.